Borrowings	12 Months Ended
Dec. 31, 2019
Borrowings By Type [Abstract]
Borrowings

22 Borrowings

Accounting policy

Borrowings are recorded initially at fair value and subsequently carried at amortised cost, other than fixed rate borrowings in designated hedging relationships for which the carrying amount of the hedged portion of the borrowings is subsequently adjusted for the gain or loss attributable to the hedged risk. When the related derivative in such a hedging relationship expires, is sold or terminated, or no longer qualifies for hedge accounting, the cumulative change in fair value of the hedged borrowing is amortised in the income statement over the period to maturity of the borrowing using the effective interest method.

	2019			2018
	Falling due within 1 year £m	Falling due in more than 1 year £m	Total £m	Falling due within 1 year £m	Falling due in more than 1 year £m	Total £m
Financial liabilities measured at amortised cost:
Short-term bank loans, overdrafts and commercial paper	779	—	779	686	—	686
Term debt	716	1,792	2,508	614	1,808	2,422
Lease liabilities	93	249	342	92	268	360
Term debt in fair value hedging relationships	472	2,080	2,552	—	2,652	2,652
Term debt previously in fair value hedging relationships	—	233	233	—	245	245
Total	2,060	4,354	6,414	1,392	4,973	6,365

The total fair value of financial liabilities measured at amortised cost (excluding lease liabilities) is £3,491m (2018: £3,254m). The total fair value of term debt in fair value hedging relationships is £2,629m (2018: £2,742m). The total fair value of term debt previously in fair value hedging relationships is £276m (2018: £283m).

RELX PLC has given guarantees in respect of certain long-term and short-term borrowings issued by subsidiaries. Included within term debt above are debt securities issued by RELX Capital Inc., a 100% indirectly owned finance subsidiary of RELX PLC, which have been registered with the US Securities and Exchange Commission. RELX PLC has fully and unconditionally guaranteed these securities, which are not guaranteed by any other subsidiary of RELX PLC.

Analysis by year of repayment

	2019				2018
	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m
Within 1 year	779	1,188	93	2,060	686	614	92	1,392
Within 1 to 2 years	—	425	87	512	—	508	87	595
Within 2 to 3 years	—	33	57	90	—	451	70	521
Within 3 to 4 years	—	658	47	705	—	688	42	730
Within 4 to 5 years	—	433	29	462	—	669	27	696
After 5 years	—	2,556	29	2,585	—	2,389	42	2,431
After 1 year	—	4,105	249	4,354	—	4,705	268	4,973
Total	779	5,293	342	6,414	686	5,319	360	6,365

Short-term bank loans, overdrafts and commercial paper were backed up at 31 December 2019 by a $3,000m (£2,262m) committed bank facility, consisting of a $31m maturing in 2021, $1,219m maturing in 2022, $44m maturing in 2023 and $1,706m maturing in 2024. The committed bank facility was undrawn.    .

22 Borrowings (continued)

Analysis by currency

	2019				2018
	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m
US dollars	309	2,915	168	3,392	19	2,493	177	2,689
£ sterling	—	—	71	71	317	300	66	683
Euro	423	2,378	70	2,871	318	2,526	85	2,929
Other currencies	47	—	33	80	32	—	32	64
Total	779	5,293	342	6,414	686	5,319	360	6,365

Included in the US dollar amounts for term debt above is £525m (2018: £544m) of debt denominated in euros (€600m) (2018:  €600m) that was swapped into US dollars on issuance and against which there are related derivative financial instruments, which, as at 31 December 2019, had a fair value of £21m (2018: £19m).